Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 440,244	¥ 458,960	¥ 468,587
Addition	12,152	20,422	1,653
Deconsolidation	(1,302)	0	0
Change on tax rate	(53,680)	865	3,710
Written off for expiration of net operating losses	(19,546)	(23,864)	(4,371)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(3,128)	(16,139)	(10,619)
Balance at end of the period	¥ 374,740	¥ 440,244	¥ 458,960